NASDAQ
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

September 20, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

001-33521 CERNAS

Dear Ms. Peters:

This is to certify that on September 20, 2007, The Nasdaq Stock Market (the "Exchange") received from Infologix, Inc. (the "Registrant") a copy of the Registrant's application on Form 10-12(b) for the registration of the following security:

Common Stock, par value $.00001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END